Note 31 - Principal accountant fees - Fees Accrued for Professional Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional information [abstract]
Audit fees	$ 3,966	$ 3,804	$ 3,781
Audit-related fees	255	220	134
Tax fees			102
All other fees	11	5
Total	$ 4,232	$ 4,029	$ 4,017